First Trust Expanded Technology ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First Trust Expanded Technology ETF | First Trust Expanded Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	29.61%	46.27%	(29.73%)